Credit Risk - Summary of Business Banking by Forbearance (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Total value	£ 1,475	£ 1,766
Business Banking [member]
Disclosure of credit risk exposure [line items]
Total value	£ 85	£ 94